Income tax provision (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Income tax provision [Abstract]
Effective tax rate (in hundredths)	32.30%	35.00%
Favorably (unfavorable) impact on effective tax rate, Medicare Part D subsidies (in hundredths)	1.00%
Favorably (unfavorably) impact on effective tax rate, other items (in hundredths)	1.10%	(1.70%)
Charge resulting from the Health Care and Education Reconciliation Act of 2010		$ 4.1
Favorable impact on effective tax rate, uncertain tax positions (in hundredths)		1.30%